As filed with the Securities and Exchange Commission on June 30, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-227783
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 17
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-23386
Amendment No. 41
☒
(Check appropriate box or boxes.)
Nationwide Variable Account-15

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
614-249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
June 30, 2025

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on June 30, 2025 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement dated June 30, 2025
to the following statutory prospectus(es):
Nationwide Advisory Retirement Income Annuity prospectus dated May 1, 2025
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective July 25, 2025, Nationwide is making the following updates:
I. The following investment options are available to those Contract Owners that elect or have elected the Nationwide Lifetime Income Rider Plus Core Advisory optional benefit:
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust – NVIT Blueprint(SM) Capital Appreciation Fund: Class II)
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
II. Changes to the Group A and Group B allocation limitations under the Custom Choice Asset Rebalancing Service for Contract Owners that elect or have elected the Nationwide Lifetime Income Rider Plus Core Advisory optional benefit.
III. Changes to the investment options that comprise Groups A, B, and C under the Custom Choice Asset Rebalancing Service for Contract Owners that elect or have elected one of the following optional benefits:
•
Nationwide Lifetime Income Rider Plus Core Advisory
•
Nationwide Lifetime Income Rider Plus Accelerated Advisory
•
Nationwide Lifetime Income Rider Advisory
•
Retirement Income Developer
•
Pro 4 Option
Accordingly, the following changes apply to the prospectus:
(1) The Income Benefit Investment Options section under Appendix A: Underlying Mutual Funds Available Under the Contract is deleted in its entirety and replaced with the following:
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	Nationwide Lifetime Income Rider Plus Core Advisory	Nationwide Lifetime Income Rider Plus Accelerated Advisory	Nationwide Lifetime Income Rider Advisory	Retirement Income Developer	Pro 4 Option
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II)		X		X	X
PROS-1021

Investment Option	Nationwide Lifetime Income Rider Plus Core Advisory	Nationwide Lifetime Income Rider Plus Accelerated Advisory	Nationwide Lifetime Income Rider Advisory	Retirement Income Developer	Pro 4 Option
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II)	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II)	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II)	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II)	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II)	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II)	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II)		X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II)	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X		X	X
PROS-1021

Investment Option	Nationwide Lifetime Income Rider Plus Core Advisory	Nationwide Lifetime Income Rider Plus Accelerated Advisory	Nationwide Lifetime Income Rider Advisory	Retirement Income Developer	Pro 4 Option
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X	X	X	X
Custom Choice Asset Rebalancing Service	X	X	X		X
(2) The Custom Asset Rebalancing Service Investment Options section under Appendix A: Underlying Mutual Funds Available Under the Contract is deleted in its entirety and replaced with the following:
Custom Choice Asset Rebalancing Service Investment Options
Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A, B, and C, and the current allocation limitations.
For Contract Owners who elect or have elected one of the following optional benefits:
	Nationwide Lifetime Income Rider Plus Core Advisory	Nationwide Lifetime Income Rider Plus Accelerated Advisory	Nationwide Lifetime Income Rider Advisory Option	Retirement Income Developer	Pro 4 Option
Group A	30% - 100%	0% - 100%	50% - 100%	0% - 100%	0% - 100%
Group B	0% - 70%	0% - 100%	0% - 50%	0% - 100%	0% - 100%
Group C	0% - 10%	0% - 10%	0% - 10%	0% - 10%	0% - 10%
Total	100%	100%	100%	100%	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
Alger Capital Appreciation Portfolio: Class I-2 Shares		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A		X
American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4		X
American Funds Insurance Series® - American High-Income Trust: Class 4		X
American Funds Insurance Series® - Asset Allocation Fund: Class 4		X
American Funds Insurance Series® - Capital Income Builder®: Class 4		X
American Funds Insurance Series® - Global Growth Fund: Class 4		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4		X
American Funds Insurance Series® - Growth Fund: Class 4		X
American Funds Insurance Series® - Growth-Income Fund: Class 4		X
PROS-1021

Underlying Mutual Fund	Group A	Group B	Group C
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - The Bond Fund of America: Class 4	X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III		X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F		X
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F		X
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2		X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2		X
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class		X
DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio:
Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VA Equity Allocation
Portfolio: Institutional Class)
X
DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio)	X
DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation
Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VA Global
Moderate Allocation Portfolio: Institutional Class)
X
DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Small Portfolio)		X
DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Value Portfolio)		X
DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio)	X
DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio)		X
DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio)		X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
PROS-1021

Underlying Mutual Fund	Group A	Group B	Group C
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
First Eagle Variable Funds - Overseas Variable Fund		X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares		X
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)	X
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)	X
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class		X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares		X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares		X
John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II		X
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC	X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MFS® Variable Insurance Trust - MFS Growth Series: Service Class		X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II)		X
PROS-1021

Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II)		X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II		X
PROS-1021

Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I)		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I		X
New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class		X
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class		X
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class		X
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class		X
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class		X
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class		X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	X
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB		X
Rydex Variable Trust - Financial Services Fund		X
Rydex Variable Trust - Telecommunications Fund		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II		X
PROS-1021

Underlying Mutual Fund	Group A	Group B	Group C
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II		X
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S		X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S		X
Vanguard Variable Insurance Fund - Balanced Portfolio		X
Vanguard Variable Insurance Fund - Capital Growth Portfolio		X
Vanguard Variable Insurance Fund - Diversified Value Portfolio		X
Vanguard Variable Insurance Fund - Equity Income Portfolio		X
Vanguard Variable Insurance Fund - Equity Index Portfolio		X
Vanguard Variable Insurance Fund - Global Bond Index Portfolio		X
Vanguard Variable Insurance Fund - Growth Portfolio		X
Vanguard Variable Insurance Fund - High Yield Bond Portfolio		X
Vanguard Variable Insurance Fund - International Portfolio		X
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio		X
Vanguard Variable Insurance Fund - Real Estate Index Portfolio		X
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio	X
Vanguard Variable Insurance Fund - Small Company Growth Portfolio		X
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	X
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio		X
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio		X
Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II)		X
PROS-1021

Incorporation by Reference
The prospectus supplements dated May 1, 2025, May 29, 2025, May 30, 2025 and June 24, 2025, the prospectus except as modified herein, and the Statement of Additional Information, that were effective May 1, 2025, previously filed with the Commission under SEC file No. 333-227783, are hereby incorporated by reference and made a part of this registration statement.
Prospectus Supplement:
1)
Prospectus Supplement dated May 1, 2025 and filed on April 25, 2025 as document number d920328d497.htm and hereby incorporated by reference.
2)
Prospectus Supplement dated May 29, 2025 and filed on May 29, 2025 as document number d880101d485bpos.htm and hereby incorporated by reference.
3)
Prospectus Supplement dated May 30, 2025 and filed on May 30, 2025 as document number d920328d497.htm and hereby incorporated by reference.
4)
Prospectus Supplement dated June 24, 2025 and filed on June 24, 2025 as document number d74717d497.htm and hereby incorporated by reference.
Prospectus:
1)
Nationwide Advisory Retirement Income Annuity prospectus effective May 1, 2025 filed on April 24, 2025, registration statement (333-227783), as document number d892258d497.htm and hereby incorporated by reference.
Statement of Additional Information (SAI):
1)
Nationwide Advisory Retirement Income Annuity Statement of Additional Information effective May 1, 2025 filed on April 24, 2025, registration statement (333-227783), as document number d926053d485bpos.htm and hereby incorporated by reference.
1

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-227783) on October 11, 2018 as Exhibit (1) and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
Form of the Variable Annuity Contract – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
1)
Form of Return of Premium Death Benefit Option – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
2)
Form of Enhanced Surrender Value for Terminal Illness Endorsement – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
3)
Form of Retirement Income Developer Option and Joint Option for Retirement Income Developer Option – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
4)
Form of Nationwide Lifetime Income Rider® Advisory (Nationwide L.incSM Advisory Option) and Joint Option for Nationwide L.incSM Advisory Option – Filed previously with Post-Effective Amendment No. 2 on June 28, 2019 (File No. 333-227780) and hereby incorporated by reference.
5)
Form of Pro 4 Option and Joint Option for Pro 4 Option – Filed previously with Post-Effective Amendment No. 5 on September 16, 2020 (File No. 333-227783) and hereby incorporated by reference.
6)
Form of Nationwide Lifetime Income Rider Plus Core Advisory ("L.inc Plus Core Advisory") Guaranteed Lifetime Withdrawal Benefit ("GLWB") and Joint Option for Nationwide Lifetime Income Rider Plus Core Advisory – Filed previously with Post-Effective Amendment No. 11 on August 9, 2023 (File No. 333-227283) and hereby incorporated by reference.
7)
Form of Nationwide Lifetime Income Rider Plus Accelerated Advisory ("L.inc Plus Accelerated Advisory") Guaranteed Lifetime Withdrawal Benefit ("GLWB") and Joint Option for Nationwide Lifetime Income Rider Plus Accelerated Advisory – Filed previously with Post-Effective Amendment No. 11 on August 9, 2023 (File No. 333-227283) and hereby incorporated by reference.
e)
Form of Variable Annuity Application – Filed previously with Pre-Effective Amendment No. 1 on February 14, 2019 (File No. 333-227780) and hereby incorporated by reference.
f)
Depositor’s Certificate of Incorporation and By-Laws –
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)
Not Applicable.
h)
Form of Participation Agreements –
Unless indicated as attached hereto, the following fund participation agreements were previously filed and are hereby incorporated by reference.

1)
Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
2)
Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
3)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)
Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)
Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)
Participation Agreement among Nationwide Financial Services, Inc., Calvert Variable Products, Inc., and Eaton Vance Distributors, Inc., as amended, dated January 1, 2017 the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99h8.htm. Portions of this exhibit have been redacted.
8)
Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)
Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)
Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP; and DFS Securities LLC., dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
11)
Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)
Participation Agreement among (Fidelity) Variable Insurance Products Funds, Fidelity Distributors Company LLC, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99h14.htm.
13)
This field is intentionally blank.
14)
This field is intentionally blank.
15)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
16)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm

17)
Fund Participation Agreement with John Hancock Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document johnhancockfpa.htm
18)
Fund Participation Agreement with Waddell & Reed Services Company and Waddell and Reed, Inc. dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
19)
Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)
Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)
Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended dated September 1999 with the registration statement 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
22)
Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
23)
Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
24)
Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
25)
Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
26)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
27)
Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
28)
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
29)
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
30)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
31)
Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm

32)
Fund Participation Agreement with Redwood Investment Management, LLC, and Northern Lights Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document redwoodfpa.htm
33)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
34)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
35)
Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
36)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)
Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
38)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
39)
Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
40)
Fund Participation Agreement with FEF Distributors, LLC, dated November 1, 2018 with the registration statement under 333-227783, post-effective amendment number 1 filed on April 18, 2019 as document d705546dex9924b838.htm
(41)
Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
(42)
Nationwide Financial Services, Inc. and Probabilities Fund Management LLC, dated June 7, 2018 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b40.htm
i)
Form of Administrative Contracts –
Unless indicated as attached hereto, the following administrative contracts were previously filed and are hereby incorporated by reference.
1)
Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
3)
Business Agreement with American Funds Insurance Series, as amended, dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
4)
Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm

5)
(Calvert) Administrative Service Agreement between Nationwide Financial Services, Inc. and Eaton Vance Management, as amended, dated January 1, 2017 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99i6.htm. Portions of this exhibit have been redacted.
6)
Administrative Service Agreement with Columbia Funds Variable Series Trust II, dated December 7, 2015 with the registration statement under 333-177439, post-effective amendment number 34 filed on April 29, 2021 as document d103290dex99i4.htm. Portions of this exhibit have been redacted.
7)
Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
8)
Fund Participation Agreement with DFA Investment Dimensions Group, Inc, Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
9)
Shareholder Servicing Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
10)
Service Agreement between Fidelity Investments Institutional Operations Company LLC and Nationwide Investment Services Corporation dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i13.htm. Portions of this exhibit have been redacted.
11)
Service Contract between Fidelity Distributors Company LLC and Nationwide Investment Services Corporation dated October 18, 2023 with the registration statement under 333-177439, post-effective amendment number 42 as document d777109dex99i14.htm. Portions of this exhibit have been redacted.
12)
Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
13)
Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
14)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
15)
Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
16)
Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
17)
Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
18)
Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
19)
Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
20)
Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm

21)
Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
22)
Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
23)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
24)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)
Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
26)
Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
27)
Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
28)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
29)
Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
30)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
31)
Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
32)
Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, as amended dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
33)
Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
34)
Service Agreement with ALPS Advisor, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Variable Investment Trust dated October 10, 2013, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i32.htm. Portions of this exhibit have been redacted.
35)
Administrative Service Agreement with Fred Alger Management, Inc. and Fred Alger & Company Incorporated dated October 1, 2004, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i33.htm. Portions of this exhibit have been redacted.

36)
Administrative Service Agreement with FEF Distributors, LLC dated November 1, 2018 with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i34.htm. Portions of this exhibit have been redacted.
37)
Administrative Service Agreement with John Hancock Investment Management Services, LLC dated November 1, 2018 with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document d145743dex99i35.htm. Portions of this exhibit have been redacted.
38)
Administrative Service Agreement with Legg Mason Investor Services, LLC dated July 11, 2008, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i36.htm. Portions of this exhibit have been redacted.
39)
(MainStay) Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC dated May 1, 2016, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i37.htm. Portions of this exhibit have been redacted.
40)
Administrative Service Agreement with Redwood Investment Management LLC dated November 1, 2018 with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i38.htm. Portions of this exhibit have been redacted.
41)
(Virtus) Administrative Service Agreement with VP Distributors, LLC dated October 1, 2018, as amended, with registration statement under 333-227783, post-effective amendment 9 filed on December 1, 2021 as document number d145743dex99i39.htm. Portions of this exhibit have been redacted.
j)
Not Applicable.
k)
Opinion of Counsel – Filed previously with initial registration statement (333-227783) filed on October 11, 2018 as document d629862dex999.htm
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.
n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Filed previously with Post-Effective Amendment No. 12 on October 23, 2023 (333-227783) and hereby incorporated by reference.
99)
Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Marketing Officer	Bair, Ann S.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Nationwide Chief Technology Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Customer, Strategy and Innovation Officer	Mahaffey, Michael W.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Strategic Planning	Amodeo, Daniel W.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Chief Economist	Bostjancic, Kathleen
Senior Vice President-P&C Legal	Boyer, John N.
Senior Vice President-Human Resources Business Partner	Bretz, Angela D.
Senior Vice President-Internal Audit	Burchwell, Jason E.
Senior Vice President-Nationwide Pet	Carnes, Joel R.M.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Carrel, Michael W.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann

Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Corporate Operations & Litigation Legal	Furniss, Natalie T.
Senior Vice President-Operations – Property & Casualty	Gaetano, Mark A.
Senior Vice President-Chief Financial Officer – Financial Services and Director	Ginnan, Steven A.
Senior Vice President-Chief Financial Officer – Property & Casualty	Guerrero, Oscar
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Human Resources Business Partner	Hairston, Mia S.
Senior Vice President-Nationwide Annuity and Director	Hawley, Craig A.
Senior Vice President-Operations – E&S/Specialty and Commercial	Henderson, Clayton R.
Senior Vice President-Underwriting Performance – E&S/Specialty and Commercial	Hespe, Julie
Senior Vice President-Legal - NF	Innis-Thompson, Janice
Senior Vice President-Management Liability & Specialty – E&S/Specialty	Iorio, Thomas Anthony
Senior Vice President-Marketing – Enterprise Brand Strategy & Activation	Jackson, Richard W.
Senior Vice President-PL Product and Underwriting	Jacobs, Sarah E.
Senior Vice President-Investment Management Group	Jestice, Kevin T.
Senior Vice President-E&S/Specialty and Commercial Lines	Johnston, Russell Mark
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Property & Casualty Commercial Lines	Kempton, Casey Ellen
Senior Vice President-Chief Technology Officer – Technology Strategy, Data & Innovation	Kolp, Melanie A.
Senior Vice President-Chief Technology Officer – Corporate Technology	Kuamoo, Misty Claire
Senior Vice President-Business Performance – Property & Casualty	Kyung, Jennifer
Senior Vice President	LaPaul, David
Senior Vice President-Nationwide Agribusiness	Liggett, Brad Ray
Senior Vice President-Programs & Alternative Risk – E&S/Specialty	Lopes, John Santos
Senior Vice President-Culture & Talent Acquisition	Lucas, Giavonni
Senior Vice President-Chief Information Security Officer	Lukens, Todd
Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-Contract & Brokerage Underwriting – E&S/Specialty	Nelson, David Neil
Senior Vice President-Corporate Development and Finance	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Agribusiness Distribution and Underwriting	Pollitt, Dirk
Senior Vice President-Retirement Solutions Sales	Porter, Richard
Senior Vice President-World-Class Underwriting Project Executive	Riczko, Elizabeth Margaret
Senior Vice President-Marketing Management - Financial Services	Rodriguez, Kristi L.
Senior Vice President-Personal Lines Operations	Rommel, Jeff M.
Senior Vice President-Chief Customer Officer	Samuel, Michelle
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Total Rewards	Sonneman, Christopher P.
Senior Vice President-Retirement Solutions	Stevenson, Eric Ray
Senior Vice President-Commercial Lines – Middle Market	Talkowski, Kristina Marie
Senior Vice President-Personal Lines Sales & Distribution	Tripp, Michael
Senior Vice President-Chief Technology Officer – Property & Casualty	Vasudeva, Guruprasad C.
Senior Vice President-E-Risk Services – E&S/Specialty	Walsh, James
Senior Vice President-Programs – E&S/Specialty	Wayne, Amber M
Senior Vice President-Human Resources Business Partner	Webster, Cynthia S.
Senior Vice President-Commercial Lines – Small Market	Williams, George Middleton
Director	Walker, Kirt A.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Nationwide Jefferson National VA Separate Account 1[2,3]	New York	A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.

4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Nationwide Jefferson National VA Separate Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A

b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-Chief Tax Officer	Scheiderer, Kevin P.
Vice President-CFO - Life Insurance	Wild, Keith D.
Associate Vice President-NF Compliance - Strategic Customer Solutions	Deleget, J. Brian
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Radabaugh, Nathan
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi K.
Assistant Secretary	Dokko, David H.
Assistant Secretary	Hartman, Mark E.
Director	Hawley, Craig A.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on June 30, 2025.
Nationwide Variable Account-15
(Registrant)
By: /s/ John L. Carter*
John L. Carter President and Chief Operating Officer
Nationwide Life Insurance Company
(Depositor)
By: /s/ John L. Carter*
John L. Carter President and Chief Operating Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on June 30, 2025.
/s/ JOHN L. CARTER*
John L. Carter, President and Chief Operating Officer and Director (Principal Executive Officer)
/s/ HOLLY R. SNYDER*
Holly R. Snyder, Senior Vice President and Director
/s/ TIMOTHY G. FROMMEYER*
Timothy G. Frommeyer, Executive Vice President and Director
/s/ CRAIG A. HAWLEY*
Craig A. Hawley, Senior Vice President-Nationwide Annuity and Director
/s/ STEVEN A. GINNAN*
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director (Chief Financial Officer)
/s/ KIRT A. WALKER*
Director
/s/ JAMES D. BENSON*
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
*By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact Pursuant to Power of Attorney